Gains and losses on disposal and main changes in scope of consolidation - Net assets acquired (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Jul. 08, 2019	Jan. 31, 2019
SecureLink [member]
Disclosure of detailed information about business combination [line items]
Acquisition cost			€ 377
Net book value acquired			(153)
Net asset remeasured at fair value			(15)
Goodwill			392
SecureLink [member] | Net deferred tax liabilities [member]
Disclosure of detailed information about business combination [line items]
Effects of fair value measurement, liabilities			(43)
SecureLink [member] | Customer-related intangible assets [member]
Disclosure of detailed information about business combination [line items]
Effects of fair value measurement, assets, net			€ 181
SecureData [member]
Disclosure of detailed information about business combination [line items]
Acquisition cost				€ 100
Net book value acquired				(32)
Net asset remeasured at fair value				3
Goodwill				97
SecureData [member] | Net deferred tax liabilities [member]
Disclosure of detailed information about business combination [line items]
Effects of fair value measurement, liabilities				(8)
SecureData [member] | Customer-related intangible assets [member]
Disclosure of detailed information about business combination [line items]
Effects of fair value measurement, assets, net				€ 43
Business and Decision [member]
Disclosure of detailed information about business combination [line items]
Acquisition cost	€ 4	€ 3